Schedule of property and equipment, net (Details) $ in Thousands, $ in Thousands	Jun. 30, 2025 USD ($)	Jun. 30, 2025 SGD ($)	Dec. 31, 2024 SGD ($)
Property, Plant and Equipment [Line Items]
Property and equipment, gross		$ 664	$ 664
Accumulated depreciation		(104)	(80)
Property and equipment, net	$ 439	560	584
Computer and Software [Member]
Property, Plant and Equipment [Line Items]
Property and equipment, gross		50	50
Furniture and Fixtures [Member]
Property, Plant and Equipment [Line Items]
Property and equipment, gross		11	11
Leasehold Industrial Property [Member]
Property, Plant and Equipment [Line Items]
Property and equipment, gross		535	535
Renovations [Member]
Property, Plant and Equipment [Line Items]
Property and equipment, gross		$ 68	$ 68